Segments and Geographic Information - Additional Information (Detail)	3 Months Ended	12 Months Ended	3 Months Ended
	Mar. 31, 2014 Segment	Dec. 31, 2013 Segment	Mar. 31, 2014 Sales [Member]	Mar. 31, 2013 Sales [Member]
Segment Reporting Information [Line Items]
Number of reportable segments	3	3
Percentage of net sales to customers outside the US			39.80%	43.60%